Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
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Cash and Cash Equivalents
Note 12: Cash and Cash Equivalents

	December 31,

	2020	2019
Cash
Cash at bank and on hand	311	335
Cash equivalents
Money market accounts	1,476	490
Cash and cash equivalents	1,787	825
Of total cash and cash equivalents, $43 million and $34 million at December 31, 2020 and 2019, respectively, were held in subsidiaries which have regulatory restrictions and were therefore not available for general use by the Company.